CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION Parenthetical (USD $)	Jun. 30, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (unaudited)
Common stock, par value (in dollars per share)	$ 2.00	$ 2.00
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	3,600,000	3,600,000
Common stock, outstanding (in shares)	2,860,953	2,860,953
Treasury stock (in shares)	739,047	739,047